Accrued expenses and other payables - Schedule of Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued professional fee	$ 353	$ 880
Accrued payroll	13
Total accrued expenses and other payables	$ 366	$ 880